EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share
The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2024, 2023 and 2022:

		For the years ended December 31,
		2024	2023	2022
Profit attributable to owners of the Company	€ thousand	1,521,877	1,252,048	932,614
Weighted average number of common shares for basic earnings per common share	thousand	179,743	181,220	182,836
Basic earnings per common share		€8.47	6.91	5.11
The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2024, 2023 and 2022:

		For the years ended December 31,
		2024	2023	2022
Profit attributable to owners of the Company	€ thousand	1,521,877	1,252,048	932,614
Weighted average number of common shares for diluted earnings per common share	thousand	179,992	181,511	183,121
Diluted earnings per common share		€8.46	6.90	5.09

The following table provides a reconciliation from the weighted average number of common shares for basic earnings per share to the weighted average number of common shares for diluted earnings per share.

	For the years ended December 31,
Number of shares	2024	2023	2022
Weighted average number of common shares for basic earnings per share	179,743	181,220	182,836
Adjustments for calculation of diluted earnings per share:
Share-based compensation	249	291	285
Weighted average number of common shares for diluted earnings per share	179,992	181,511	183,121